SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands																		2 Months Ended	3 Months Ended	12 Months Ended
	Jun. 07, 2022 CAD ($)	May 05, 2022 shares	Apr. 01, 2022 CAD ($) $ / shares shares	Mar. 25, 2022 CAD ($) $ / shares shares	Feb. 18, 2022 CAD ($) $ / shares shares	Feb. 14, 2022 CAD ($) $ / shares shares	Jan. 06, 2022 CAD ($) shares	Nov. 29, 2021 CAD ($) shares	Nov. 18, 2021 CAD ($) shares	Aug. 31, 2021 CAD ($) shares	Aug. 17, 2021 CAD ($) shares	Aug. 03, 2021 $ / shares	Jun. 28, 2021 CAD ($) shares	Mar. 11, 2021 CAD ($) shares	Feb. 04, 2021 $ / shares	Jan. 12, 2021 CAD ($) shares	Dec. 16, 2020 shares	Jun. 11, 2020 $ / shares	Jun. 20, 2022 CAD ($) shares	Mar. 31, 2022 CAD ($) shares	Mar. 31, 2021 CAD ($) shares	Dec. 04, 2020 shares
Disclosure of non-adjusting events after reporting period [line items]
Equity interest of acquirer, contingent consideration, value																				$ 4,251	$ 1,539
Share price (in CAD per share) | $ / shares															$ 2.25
Shares issued for cash - warrant exercise																				$ 2,928	$ 407
Number of options, expired (in shares) | shares																	200,000
Number of options, forfeited (in shares) | shares																				683,750	1,105,000
Potential ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued for cash - warrant exercise																			$ 250
Number of options, expired (in shares)																			13,500
Number of options, forfeited (in shares)																			34,000
Potential ordinary share transactions [member] | Common Share Purchase Warrants
Disclosure of non-adjusting events after reporting period [line items]
Warrants exercise (in shares) | shares																			1,000,000
Asset Acquisition | Phase 1, DMT Study
Disclosure of non-adjusting events after reporting period [line items]
Asset acquisition, consideration transferred	$ 1,000
Potential consulting services payment	$ 480
Class B shares
Disclosure of non-adjusting events after reporting period [line items]
Equity interest of acquirer, contingent consideration (in shares) | shares				90,546	17,239.5	41,028.2	15,611.4	31,721.5	28,903	9,392.6	18,788.5		15,777.1	42,247.3		51,163				269,007.8	93,410.3
Equity interest of acquirer, contingent consideration, value				$ 905	$ 233	$ 551	$ 236	$ 629	$ 706	$ 317	$ 633		$ 458	$ 686		$ 1,018
Shares issued upon conversion (in shares) | shares				905,460	172,395	410,282	156,114	317,215	289,030	93,926	187,886		157,771	422,473		511,630				10,471,351	9,622,433	8,688,330
Share price (in CAD per share) | $ / shares				$ 9.99	$ 13.54	$ 13.43
Class B shares | Potential ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Equity interest of acquirer, contingent consideration (in shares) | shares			22,428.3
Share price (in CAD per share) | $ / shares			$ 10.20
Share price, additional value (in CAD per share)			$ 5
Conversion of stock, shares exchange (in shares) | shares		38,023
Class B shares | Potential ordinary share transactions [member] | Milestone Transaction Two
Disclosure of non-adjusting events after reporting period [line items]
Shares issued on contingent liability Adelia milestones			2,033
Class B shares | Potential ordinary share transactions [member] | Milestone Transaction One
Disclosure of non-adjusting events after reporting period [line items]
Equity interest of acquirer, contingent consideration, value			$ 229
Common shares
Disclosure of non-adjusting events after reporting period [line items]
Share price (in CAD per share) | $ / shares												$ 3.40						$ 0.25
Common shares | Potential ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued upon conversion (in shares) | shares		380,230	224,283
Conversion of stock, shares issued, effective price per share (in dollars per share) | $ / shares			$ 1.02